Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	Wallbox N.V.
Entity Central Index Key	0001866501
Current Fiscal Year End Date	--12-31
Entity File Number	001-40865
Entity Address, Address Line One	Carrer del Foc, 68
Entity Address, City or Town	Barcelona
Entity Address, Postal Zip Code	08038
Entity Address, Country	ES